Expendable parts and supplies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Expendable parts and supplies
11.	Expendable parts and supplies

	2021	2020
Material for repair and maintenance	$70,929	$69,737
Other inventories	4,217	4,920

	75,146	74,657
Allowance for obsolescence	(368)	(338)

	$74,778	$74,319

Expendable parts and supplies recognized when used as an expense in the accompanying consolidated statement of profit or loss under “Maintenance, materials and repairs” amount to $22.0 million, $12.7 million and $32.4 million, for the years ended December 31, 2021, 2020 and 2019, respectively.